Deferred Revenue (Details Narrative) (10K) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue [Abstract]
Deferred revenue	$ 230,000	$ 1,847,000	$ 2,571,000